Schedule of Operating Results Comparison to Previously Issued - Financial Position (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 1		$ 4,381,043
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 2		1,103,152
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 3		3,277,891
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 4		7,519,574
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 5		1,086,627
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 6		6,432,947
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 7		2,229
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 8		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 9		2,229
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 10		2,229
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 11		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 12		2,229
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 13		382
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 14		382
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 15		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 16		399,791
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 17		378
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 18		399,413
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 19		384,088
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 20		384,088
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 21		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 22		413,562
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 23		413,562
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 24		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 25		681,457
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 26		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 27		681,457
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 28		150,325
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 29		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 30		150,325
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 31		423,779
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 32		11,110
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 33		412,669
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 34		438,712
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 35		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 36		438,712
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 37		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 38		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 39		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 40		316,660
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 41		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 42		316,660
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 43		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 44		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 45		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 46		414,743
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 47		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 48		414,743
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 49		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 50		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 51		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 52		1,572,699
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 53		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 54		1,572,699
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 55		135,606
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 56		502
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 57		135,486
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 58		340,175
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 59		2,144
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 60		338,031
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 61		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 62		(1,498,852)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 63		1,498,852
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 64		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 65		(1,502,711)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 66		1,502,711
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 67		6,008,584
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 68		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 69		6,008,584
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 70		11,568,470
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 71		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 72		11,568,470
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 73		4,098,594
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 74		3,368,831
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 75		729,763
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 76		5,099,050
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 77		4,146,733
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 78		952,317
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 79		530,367
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 80		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 81		530,367
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 82		450,975
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 83		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 84		450,975
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 85		5,059,188
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 86		1,642,330
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 87		3,416,858
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 88		7,149,748
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 89		1,310,892
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 90		5,838,856
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 91		6,105,478
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 92		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 93		6,105,478
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 94		6,105,478
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 95		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 96		6,105,478
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 97		655,834
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 98		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 99		655,834
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 100		582,652
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 101		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 102		582,652
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 103		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 104		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 105		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 106		101,031
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 107		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 108		101,031
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 109		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 110		(5,011,161)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 111		5,011,161
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 112		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 113		(5,457,625)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 114		5,457,625
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 115		22,458,045
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 116		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 117		22,458,045
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 118		31,057,404
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 119		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 120		31,057,404
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 121		2,130,507
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 122		1,245,141
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 123		885,366
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 124		3,298,041
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 125		1,269,147
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 126		2,028,894
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 127		2,456,542
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 128		1,503,408
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 129		953,134
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 130		862,473
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 131		151,151
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 132		711,322
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 133		2,091,788
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 134		2,091,788
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 135		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 136		1,856,674
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 137		1,770,666
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 138		86,008
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 139		144,592
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 140		144,592
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 141		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 142		143,286
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 143		143,286
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 144		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 145		920,888
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 146		212,521
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 147		708,367
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 148		543,163
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 149		27,374
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 150		515,789
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 151		368,628
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 152		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 153		368,628
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 154		1,091,571
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 155		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 156		1,091,571
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 157		3,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 158		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 159		3,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 160		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 161		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 162		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 163		878,380
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 164		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 165		878,380
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 166		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 167		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 168		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 169		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 170		(5,197,450)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 171		5,197,450
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 172		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 173		(3,361,624)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 174		3,361,624
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 175		11,991,325
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 176		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 177		11,991,325
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 178		7,795,208
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 179		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 180		7,795,208
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 181		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 182		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 183		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 184		76,670
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 185		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 186		76,670
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 187		460,547
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 188		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 189		460,547
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 190		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 191		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 192		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 193		368,628
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 194		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 195		368,628
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 196		2,267,518
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 197		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 198		2,267,518
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 199		305,849
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 200		68,774
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 201		237,075
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 202		810,616
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 203		67,565
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 204		743,051
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 205		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 206		(68,774)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 207		68,774
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 208		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 209		(67,565)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 210		67,565
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 211		13,126,349
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 212		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 213		13,126,349
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 214		10,950,012
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 215		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 216		10,950,012
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 217		0.001
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 218		50,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 219		7,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 220		3,500,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 221		1,261,995
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 222		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 223		1,261,995
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 224		1,261,995
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 225		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 226		1,261,995
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 227		7,866,800
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 228		10,266,825
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 229		3,933,400
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 230		5,133,400
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 231		3,223,575
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 232		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 233		3,223,575
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 234		3,950,358
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 235		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 236		3,950,358
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 237		250,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 238		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 239		1,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 240		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 241		627,868
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 242		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 243		627,868
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 244		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 245		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 246		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 247		0.001
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 248		1,500,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 249		13,742,394
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 250		10,467,400
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 251		13,742
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 252		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 253		13,742
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 254		10,467
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 255		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 256		10,467
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 257		62,388,502
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 258		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 259		62,388,502
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 260		54,505,825
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 261		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 262		54,505,825
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 263		(58,841,664)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 264		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 265		(58,841,664)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 266		(43,704,225)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 267		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 268		(43,704,225)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 269		604,632
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 270		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 271		604,632
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 272		468,471
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 273		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 274		468,471
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 275		4,165,212
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 276		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 277		4,165,212
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 278		11,280,538
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 279		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 280		11,280,538
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 281		53,046
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 282		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 283		53,046
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 284		3,614,501
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 285		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 286		3,614,501
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 287		4,218,258
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 288		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 289		4,218,258
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 290		14,895,039
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 291		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 292		14,895,039
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 293		22,458,045
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 294		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 295		22,458,045
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 296		31,057,404
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 297		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 298		31,057,404
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 1	2,102,811
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 2	663,542
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 3	1,439,269
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 4	4,381,043
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 5	1,103,152
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 6	3,277,891
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 7	2,229
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 8	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 9	2,229
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 10	2,229
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 11	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 12	2,229
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 13	412,911
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 14	412,911
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 15	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 16	384,088
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 17	384,088
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 18	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 19	787,770
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 20	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 21	787,770
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 22	681,457
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 23	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 24	681,457
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 25	393,670
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 26	1,595
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 27	392,075
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 28	423,779
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 29	11,110
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 30	412,669
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 31	129,474
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 32	4,520
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 33	124,954
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 34	135,988
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 35	502
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 36	135,486
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 37	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 38	(1,082,568)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 39	1,082,568
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 40	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 41	(1,498,852)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 42	1,498,852
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 43	3,828,865
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 44	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 45	3,828,865
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 46	6,008,584
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 47	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 48	6,008,584
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 49	3,982,265
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 50	3,312,881
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 51	669,384
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 52	4,098,594
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 53	3,368,831
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 54	729,763
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 55	339,032
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 56	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 57	339,032
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 58	530,367
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 59	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 60	530,367
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 61	4,818,581
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 62	1,624,070
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 63	3,194,511
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 64	5,059,188
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 65	1,642,330
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 66	3,416,858
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 67	6,105,478
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 68	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 69	6,105,478
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 70	6,105,478
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 71	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 72	6,105,478
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 73	655,662
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 74	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 75	655,662
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 76	655,834
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 77	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 78	655,834
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 79	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 80	(4,936,951)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 81	4,936,951
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 82	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 83	(5,011,161)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 84	5,011,161
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 85	19,729,883
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 86	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 87	19,729,883
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 88	22,458,045
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 89	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 90	22,458,045
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 91	2,627,919
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 92	1,175,658
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 93	1,452,261
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 94	2,130,507
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 95	1,245,141
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 96	885,366
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 97	2,369,447
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 98	1,362,597
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 99	1,006,850
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 100	2,456,542
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 101	1,503,408
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 102	953,134
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 103	1,895,395
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 104	1,895,395
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 105	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 106	2,091,788
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 107	2,091,788
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 108	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 109	145,215
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 110	145,215
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 111	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 112	144,592
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 113	144,592
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 114	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 115	678,372
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 116	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 117	678,372
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 118	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 119	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 120	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 121	1,033,797
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 122	355,470
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 123	678,327
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 124	920,888
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 125	212,521
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 126	708,367
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 127	389,452
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 128	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 129	389,452
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 130	368,628
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 131	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 132	368,628
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 133	3,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 134	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 135	3,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 136	3,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 137	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 138	3,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 139	903,785
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 140	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 141	903,785
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 142	878,380
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 143	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 144	878,380
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 145	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 146	(4,934,335)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 147	4,934,335
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 148	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 149	(5,197,450)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 150	5,197,450
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 151	13,043,382
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 152	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 153	13,043,382
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 154	11,991,325
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 155	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 156	11,991,325
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 157	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 158	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 159	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 160	460,547
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 161	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 162	460,547
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 163	389,452
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 164	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 165	389,452
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 166	368,628
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 167	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 168	368,628
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 169	268,038
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 170	62,103
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 171	205,935
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 172	305,849
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 173	68,774
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 174	237,075
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 175	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 176	(62,103)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 177	62,103
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 178	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 179	(68,774)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 180	68,774
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 181	13,700,872
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 182	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 183	13,700,872
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 184	13,126,349
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 185	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 186	13,126,349
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 187	0.001
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 188	50,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 189	7,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 190	3,500,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 191	1,261,995
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 192	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 193	1,261,995
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 194	1,261,995
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 195	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 196	1,261,995
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 197	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 198	7,866,800
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 199	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 200	3,933,400
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 201	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 202	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 203	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 204	3,223,575
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 205	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 206	3,223,575
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 207	250,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 208	1,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 209	627,868
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 210	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 211	627,868
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 212	627,868
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 213	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 214	627,868
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 215	0.001
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 216	1,500,000,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 217	14,819,691
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 218	13,742,394
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 219	14,820
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 220	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 221	14,820
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 222	13,742
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 223	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 224	13,742
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 225	65,962,090
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 226	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 227	65,962,090
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 228	62,388,502
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 229	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 230	62,388,502
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 231	(62,186,429)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 232	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 233	(62,186,429)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 234	(58,841,664)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 235	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 236	(58,841,664)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 237	623,693
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 238	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 239	623,693
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 240	604,632
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 241	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 242	604,632
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 243	4,414,174
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 244	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 245	4,414,174
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 246	4,165,212
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 247	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 248	4,165,212
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 249	(275,026)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 250	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 251	(275,026)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 252	53,046
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 253	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 254	53,046
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 255	4,139,148
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 256	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 257	4,139,148
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 258	4,218,258
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 259	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 260	4,218,258
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 261	19,729,883
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 262	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 263	19,729,883
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 264	22,458,045
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 265	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Financial Position 266	$ 22,458,045